Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000099688
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.27%	5.72%	6.73%
C000099689
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.12%	6.16%	6.56%
C000101767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000151995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099690
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000099691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099688
Average Annual Return [Line Items]
Average Annual Return, Percent	18.05%	6.98%	7.36%
Without Sales Load [Member] | C000099689
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	6.16%	6.56%
Without Sales Load [Member] | C000101767
Average Annual Return [Line Items]
Average Annual Return, Percent	17.71%	6.69%	7.08%
Without Sales Load [Member] | C000151995
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%	7.30%	7.68%
Without Sales Load [Member] | C000099690
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%	7.13%	7.51%
Without Sales Load [Member] | C000099691
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%	7.29%	7.67%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.27%	11.80%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%
DWS Index: Bloomberg U.S. Treasury Inflation Notes Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	1.48%	2.66%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	7.65%	6.77%